UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund:  BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Debt

              Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 0.6%

Chemicals — 0.1%
GEO Specialty Chemicals, Inc.(a)(b)	3,544,796	$638,063
LyondellBasell Industries NV, Class A	26	2,426

		640,489
Diversified Financial Services — 0.3%
Kcad Holdings I Ltd.(a)(b)	1,075,282,733	1,817,228

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)	10,718	665

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp.(b)	39,599	929,784

Internet Software & Services — 0.0%
New Holdings LLC(a)	252	81,900

Media — 0.0%
Adelphia Communications Corp., Class A(a)(b)	400,000	4
Adelphia Recovery Trust (a)(b)	396,568	159

		163
Metals & Mining — 0.0%
Ameriforge Group, Inc.	1,664	98,176

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)	1,707	11,693

Software — 0.0%
Avaya Holdings Corp.(b)	37	576

Total Common Stocks — 0.6% (Cost — $21,429,464)		3,580,674

	Par (000)
Asset-Backed Securities — 6.9%

Asset-Backed Securities — 6.9%
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A(c)(d):
Class BR2, 4.34%, 07/15/27	USD 1,000	996,498
Class CR2, 5.14%, 07/15/27	1,650	1,622,468
Anchorage Capital CLO 5-R, Ltd., Series 2014-5RA, Class C, 4.29%, 01/15/30(c)(d)	2,000	1,989,707
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class CR, (3 mo. LIBOR US + 2.40%), 4.84%, 07/15/30(c)(e)	700	701,224
Anchorage Capital CLO Ltd., Series 2013-1A, Class BR, 4.59%, 10/13/30(c)(d)	1,000	1,000,286
Apidos CLO XII, Series 2013-12A, Class AR, 3.52%, 04/15/31(c)(d)	776	775,161

Security	Par (000)	Value
Asset-Backed Securities (continued)
Ares XLIV CLO Ltd., Series 2017-44A(c)(e):
Class C, (3 mo. LIBOR US + 3.45%), 5.89%, 10/15/29	USD 1,000	$1,007,080
Class D, (3 mo. LIBOR US + 6.55%), 8.99%, 10/15/29	1,000	1,009,132
Ares XXVII CLO Ltd., Series 2013-2A(c)(e):
Class CR, (3 mo. LIBOR US + 2.40%), 4.91%, 07/28/29	1,400	1,403,507
Class DR, (3 mo. LIBOR US + 3.75%), 6.26%, 07/28/29	1,000	1,007,463
Benefit Street Partners CLO XII Ltd., Series 2017-12A(c)(d):
Class B, 4.44%, 10/15/30	1,000	992,436
Class C, 5.49%, 10/15/30	1,250	1,250,695
Carlyle Global Market Strategies CLO Ltd.(c):
Series 2012-4A, Class DR, (3 mo. LIBOR US + 4.10%), 6.57%, 01/20/29(e)	1,000	1,003,534
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.00%), 4.47%, 04/20/27(e)	1,250	1,251,182
Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.30%), 7.77%, 04/20/27(e)	1,000	985,141
Series 2015-2A, Class CR, 4.76%, 04/27/27(d)	250	250,098
Catskill Park CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.70%), 6.17%, 04/20/29(c)(e)	1,000	1,006,715
CBAM 2017-3 Ltd., Series 2017-3A, Class E, 8.95%, 10/17/29(c)(d)	1,000	1,007,424
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.65%), 6.13%, 07/23/30(c)(e)	1,500	1,507,523
Dryden Senior Loan Fund, Series 2014-36A, Class DR, (3 mo. LIBOR US + 4.24%), 6.68%, 01/15/28(c)(e)	1,000	1,004,525
Elevation CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR + 4.68%), 7.30%, 11/15/28(c)(e)	800	802,605
Greenwood Park CLO Ltd., Series 2018-1A, Class E, 7.39%, 04/15/31(c)(d)	425	396,596
LCM XV LP, Series 15A(c)(e):
Class CR, (3 mo. LIBOR US + 2.40%), 4.87%, 07/20/30	2,250	2,257,461
Class DR, (3 mo. LIBOR US + 3.70%), 6.17%, 07/20/30	1,250	1,268,146
LCM XXV Ltd., Series 25A, Class D, (3 mo. LIBOR US + 3.45%), 5.92%, 07/20/30(c)(e)	1,000	1,005,583

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Madison Park Funding X Ltd., Series 2012-10A, Class DR, (3 mo. LIBOR US + 4.20%), 6.67%, 01/20/29(c)(e)	USD	1,500	$1,509,495
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.50%), 7.97%, 04/20/26(c)(e)		1,000	979,218
Madison Park Funding XXVII Ltd., Series 2018-27A, Class B, 4.27%, 04/20/30(c)(d)		1,000	989,284
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class CR, 4.49%, 10/15/29(c)(d)		1,000	995,498
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.65%), 6.12%, 04/22/29(c)(e)		1,000	1,007,479
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, 5.49%, 10/21/30(c)(d)		1,000	999,788
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 4.37%, 01/22/30(c)(d)		1,500	1,479,064
OZLM Funding IV Ltd., 4.67%, 10/22/30(c)(d)		1,000	989,958
OZLM Funding Ltd., Series 2012-1A(c)(e):
Class BR2, (3 mo. LIBOR US + 2.30%), 4.77%, 07/23/29		1,000	1,001,954
Class CR2, (3 mo. LIBOR US + 3.60%), 6.07%, 07/23/29		1,000	1,006,332
Palmer Square CLO Ltd., Series 2015-2A(c)(e):
Class CR, (3 mo. LIBOR US + 3.70%), 6.17%, 07/20/30		1,200	1,208,122
Class DR, (3 mo. LIBOR US + 6.50%), 8.97%, 07/20/30		1,000	1,007,168
Recette CLO Ltd., Series 2015-1A, Class DR, 5.22%, 10/20/27(c)(d)		1,000	996,568
Webster Park CLO Ltd., Series 2015-1A, Class CR, 5.37%, 07/20/30(c)(d)		500	498,913
York CLO 1 Ltd., Series 2014-1A, Class CRR, 4.27%, 10/22/29(c)(d)		1,500	1,499,853

Total Asset-Backed Securities — 6.9% (Cost — $43,637,269)			43,670,884

Security	Par (000)		Value
Corporate Bonds — 46.3%
Aerospace & Defense — 1.2%
Arconic, Inc.:
5.13%, 10/01/24	USD	510	$494,700
5.90%, 02/01/27		120	115,200
BBA US Holdings, Inc., 5.38%, 05/01/26(c)		327	316,373
Bombardier, Inc.(c):
7.75%, 03/15/20		168	171,150
8.75%, 12/01/21		107	110,344
5.75%, 03/15/22		15	14,250
6.00%, 10/15/22		1,356	1,284,946
6.13%, 01/15/23		1,102	1,046,900
7.50%, 12/01/24		664	631,630
7.50%, 03/15/25		1,787	1,697,650
Koppers, Inc., 6.00%, 02/15/25(c)		393	351,735
TransDigm UK Holdings PLC, 6.88%, 05/15/26(c)		693	684,337
TransDigm, Inc.:
6.00%, 07/15/22		407	407,000
6.50%, 07/15/24		609	610,522

			7,936,737
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 06/15/22(c)		96	97,680

Airlines — 0.1%
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 05/15/23		420	430,768

Auto Components — 0.5%
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24	EUR	100	120,864
Fiat Chrysler Finance Europe, 4.75%, 07/15/22		100	124,531
GKN Holdings PLC, 3.38%, 05/12/32	GBP	100	119,839
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	133	121,030
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22		829	842,471
6.38%, 12/15/25		379	374,262
IHO Verwaltungs GmbH (f):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	112,644
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	110,256
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		100	109,106
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(c)	USD	214	199,020
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23(c)		425	380,376

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Auto Components (continued)
Tesla, Inc., 5.30%, 08/15/25(c)	USD	504	$435,330
Venture Holdings Co. LLC,(a)(b)(g) 12.00%, 06/01/09		5,150	—
Series B, 9.50%, 07/01/05		5,125	—
Volvo Car AB, 2.00%, 01/24/25	EUR	100	105,593

			3,155,322

Banks — 0.1%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(h)		100	116,063
Banco BPM SpA, 2.75%, 07/27/20		100	113,458
Banco Espirito Santo SA(b)(g) :
2.63%, 05/08/17		100	33,963
4.75%, 01/15/19		200	65,096
4.00%, 01/21/19		100	33,397
Bank of Ireland(5 year EUR Swap + 3.55%), 4.25%, 06/11/24(h)		100	114,214
Bankia SA(5 year EUR Swap + 3.35%), 3.38%, 03/15/27(h)		100	114,127
CaixaBank SA(5 year EUR Swap + 3.35%), 3.50%, 02/15/27(h)		100	116,474
CIT Group, Inc., 5.25%, 03/07/25	USD	108	108,518
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(d)(h)	EUR	100	110,235

			925,545

Beverages — 0.0%
BWAY Holding Co., 4.75%, 04/15/24		100	109,287

Building Products — 0.2%
CPG Merger Sub LLC, 8.00%, 10/01/21(c)	USD	446	441,540
Masonite International Corp., 5.75%, 09/15/26(c)		170	160,438
Standard Industries, Inc.(c):
5.50%, 02/15/23		4	3,925
5.38%, 11/15/24		252	239,400
6.00%, 10/15/25		464	452,400

			1,297,703

Capital Markets — 0.7%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21		3,526	3,420,555
6.00%, 08/18/21		576	575,225
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	111,985
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(c)	USD	231	232,733
NFP Corp., 6.88%, 07/15/25(c)		106	100,435

			4,440,933

Chemicals — 2.6%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		800	768,000

Security	Par (000)		Value

Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	$109,889
Axalta Coating Systems LLC, 4.88%, 08/15/24(c)	USD	660	639,012
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		364	407,294
10.00%, 10/15/25		301	343,892
Chemours Co.:
6.63%, 05/15/23		140	142,100
7.00%, 05/15/25		121	122,513
5.38%, 05/15/27		1,205	1,087,512
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		202	193,415
GEO Specialty Chemicals, Inc., 15.24%, 10/18/25(a)		7,378	8,072,400
Hexion, Inc., 10.38%, 02/01/22(c)		14	11,655
Huntsman International LLC, 5.13%, 11/15/22		385	391,934
INEOS Finance PLC, 4.00%, 05/01/23	EUR	100	114,329
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	416	445,640
Olin Corp., 5.00%, 02/01/30		281	250,090
Platform Specialty Products Corp.(c):
6.50%, 02/01/22		1,400	1,426,250
5.88%, 12/01/25		1,002	976,950
PQ Corp.(c):
6.75%, 11/15/22		509	528,087
5.75%, 12/15/25		507	473,731
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	100	116,472

			16,621,165

Commercial Services & Supplies — 0.7%
ADT Corp.:
3.50%, 07/15/22	USD	124	116,095
4.13%, 06/15/23		272	253,640
4.88%, 07/15/32(c)		736	581,440
Advanced Disposal Services, Inc., 5.63%, 11/15/24(c)		310	303,025
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(c)		411	409,459
Core & Main LP, 6.13%, 08/15/25(c)		510	465,375
Harland Clarke Holdings Corp., 8.38%, 08/15/22(c)		740	684,500
KAR Auction Services, Inc., 5.13%, 06/01/25(c)		258	241,230
Paprec Holding SA, 4.00%, 03/31/25	EUR	100	99,330
Park Aerospace Holdings Ltd.(c):
5.25%, 08/15/22	USD	32	32,000
5.50%, 02/15/24		136	136,834
United Rentals North America, Inc.:
5.75%, 11/15/24		165	163,969
5.50%, 07/15/25		2	1,946
4.63%, 10/15/25		292	270,377

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies (continued)
United Rentals North America, Inc. (continued):
5.50%, 05/15/27	USD	662	$624,763

			4,383,983

Communications Equipment — 0.7%
CommScope Technologies LLC(c):
6.00%, 06/15/25		105	97,262
5.00%, 03/15/27		19	15,651
CommScope, Inc., 5.50%, 06/15/24(c)		227	209,385
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		1,921	1,911,395
6.38%, 05/15/25		92	90,275
5.75%, 01/15/27(c)		2,120	2,024,600

			4,348,568

Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)		408	360,060
Engility Corp., 8.88%, 09/01/24		468	504,855
frontdoor, Inc., 6.75%, 08/15/26(c)		298	287,570
Pisces Midco, Inc., 8.00%, 04/15/26(c)		142	134,900
SPIE SA, 3.13%, 03/22/24	EUR	100	110,750
SRS Distribution, Inc., 8.25%, 07/01/26(c)	USD	265	249,100
Tutor Perini Corp., 6.88%, 05/01/25(c)		182	174,720
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25		52	48,230

			1,870,185

Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(c)		324	313,875
HD Supply, Inc., 5.38%, 10/15/26(c)		2,500	2,413,250
Rexel SA, 3.50%, 06/15/23	EUR	130	150,116
Williams Scotsman International, Inc., 6.88%, 08/15/23(c)	USD	465	456,863

			3,334,104

Consumer Discretionary — 0.3%
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	100	110,449
Staples, Inc., 8.50%, 09/15/25(c)	USD	512	453,120
Viking Cruises Ltd.(c):
6.25%, 05/15/25		70	69,300
5.88%, 09/15/27		1,325	1,245,500

			1,878,369

Consumer Finance — 1.3%
Ally Financial, Inc.:
5.13%, 09/30/24		516	522,605
8.00%, 11/01/31		1,055	1,231,923
Navient Corp.:
6.63%, 07/26/21		177	178,770

Security	Par (000)		Value

Consumer Finance (continued)
Navient Corp. (continued):
6.50%, 06/15/22	USD	326	$327,223
5.50%, 01/25/23		195	183,788
7.25%, 09/25/23		10	10,050
5.88%, 10/25/24		134	120,265
6.75%, 06/15/26		695	628,975
5.63%, 08/01/33		260	193,700
Nexi Capital SpA, 3.63%, 05/01/23(d)	EUR	100	112,644
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26		100	111,795
4.50%, 05/15/26(c)		855	955,846
6.25%, 05/15/26(c)	USD	1,623	1,601,698
8.25%, 11/15/26(c)		645	614,362
Springleaf Finance Corp.:
5.63%, 03/15/23		22	21,175
6.88%, 03/15/25		395	371,794
7.13%, 03/15/26		158	148,520
Verscend Escrow Corp., 9.75%, 08/15/26(c)		825	794,062

			8,129,195

Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 05/15/23(c)		653	635,042
6.75%, 05/15/24	EUR	125	149,515
7.25%, 05/15/24(c)	USD	1,677	1,693,770
4.75%, 07/15/27	GBP	100	118,322
BWAY Holding Co., 5.50%, 04/15/24(c)	USD	108	103,410
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26(c)		491	473,226
4.25%, 09/30/26		327	304,110
Mercer International, Inc., 6.50%, 02/01/24		144	143,280
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(c):
(3 mo. LIBOR US + 3.50%), 5.94%, 07/15/21(e)		604	608,470
5.13%, 07/15/23		72	70,290
7.00%, 07/15/24		934	931,665
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	115,219
Silgan Holdings, Inc., 3.25%, 03/15/25		100	113,710
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26		100	113,669

			5,573,698

Diversified Consumer Services — 0.5%
APX Group, Inc.:
8.75%, 12/01/20	USD	322	308,315

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Consumer Services (continued)
APX Group, Inc. (continued):
7.88%, 12/01/22	USD	436	$425,917
Ascend Learning LLC, 6.88%, 08/01/25(c)		11	10,670
Laureate Education, Inc., 8.25%, 05/01/25(c)		119	127,033
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	128,062
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)	USD	1,836	1,946,160

			2,946,157

Diversified Financial Services — 0.4%
Arrow Global Finance PLC(3 mo. Euribor + 2.88%), 2.88%, 04/01/25(e)	EUR	100	104,201
Banca IFIS SpA, 4.50%, 10/17/27(d)(h)		100	90,199
Intrum AB, 2.75%, 07/15/22		100	105,003
Jefferies Finance LLC/JFIN Co-Issuer Corp.(c):
7.38%, 04/01/20	USD	625	627,344
6.88%, 04/15/22		516	514,865
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)		261	246,645
Travelport Corporate Finance PLC, 6.00%, 03/15/26(c)		208	204,880
UniCredit SpA:
6.95%, 10/31/22	EUR	100	123,623
(5 year EUR Swap + 4.32%), 4.38%, 01/03/27(h)		100	110,131
Vantiv LLC/Vanity Issuer Corp.(c):
3.88%, 11/15/25	GBP	100	121,914
4.38%, 11/15/25	USD	221	205,806
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	90	105,582

			2,560,193

Diversified Telecommunication Services — 1.6%
CenturyLink, Inc.:
Series P, 7.60%, 09/15/39	USD	117	97,110
Series S, 6.45%, 06/15/21		1,679	1,716,777
Series U, 7.65%, 03/15/42		455	378,128
Cincinnati Bell, Inc., 7.00%, 07/15/24(c)		754	661,164
Embarq Corp., 8.00%, 06/01/36		623	584,841
Frontier Communications Corp.:
10.50%, 09/15/22		376	300,800
11.00%, 09/15/25		2,020	1,424,100
8.50%, 04/01/26(c)		238	216,002
Level 3 Financing, Inc.:
5.38%, 08/15/22		305	304,237
5.13%, 05/01/23		1,120	1,107,400
5.38%, 01/15/24		646	634,043
5.38%, 05/01/25		758	738,102

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc. (continued):
5.25%, 03/15/26	USD	340	$328,270
OTE PLC, 3.50%, 07/09/20	EUR	100	116,460
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(h)(i)	USD	245	207,150
4.00%, 04/20/23	EUR	100	116,201
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	279	248,310
6.00%, 09/30/34		490	418,950
7.72%, 06/04/38		59	57,820
Telecom Italia SpA, 3.25%, 01/16/23	EUR	150	171,196
Telecom Italia SpA/Milano, 2.88%, 01/28/26		100	105,560

			9,932,621

Electric Utilities — 0.0%
AES Corp., 5.50%, 04/15/25	USD	106	106,795
DPL, Inc., 7.25%, 10/15/21		52	55,250
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(c)		9	8,258
Talen Energy Supply LLC, 6.50%, 06/01/25		45	32,512

			202,815

Electrical Equipment — 0.0%
Orano SA, 4.88%, 09/23/24	EUR	100	115,757

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	USD	712	712,000
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(c)		99	93,060

			805,060

Energy Equipment & Services — 0.7%
Ensco PLC:
4.50%, 10/01/24		64	47,360
5.20%, 03/15/25		463	346,379
7.75%, 02/01/26		168	138,600
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(c)		964	959,180
Pioneer Energy Services Corp., 6.13%, 03/15/22		573	456,967
Precision Drilling Corp.:
6.50%, 12/15/21		3	3,164
7.13%, 01/15/26(c)		30	28,125
Transocean, Inc.:
8.38%, 12/15/21		99	101,104
5.80%, 10/15/22		564	518,880
9.00%, 07/15/23(c)		714	731,850
Trinidad Drilling Ltd., 6.63%, 02/15/25(c)		262	263,677

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(c)	USD	412	$402,215
Weatherford International Ltd.:
7.75%, 06/15/21		156	127,920
6.50%, 08/01/36		266	151,620
5.95%, 04/15/42		141	78,960

			4,356,001
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21(c)		675	661,500
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		174	160,080

			821,580
Equity Real Estate Investment Trusts (REITs) — 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)		320	314,800
GEO Group, Inc.:
5.88%, 01/15/22		90	88,268
5.13%, 04/01/23		227	204,868
5.88%, 10/15/24		506	455,400
6.00%, 04/15/26		48	42,600
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(c)		611	597,252
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	109,310
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	USD	170	171,675
4.50%, 09/01/26		1,978	1,823,558
4.50%, 01/15/28		697	615,102
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 03/01/24		87	90,045
5.00%, 10/15/27		447	424,650
NH Hotel Group SA, 3.75%, 10/01/23	EUR	129	149,152
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD	187	186,743
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		264	287,292

			5,560,715
Food & Staples Retailing — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		204	196,605
5.75%, 03/15/25		54	48,195
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	125,513

Security	Par (000)		Value
Food & Staples Retailing (continued)
Casino Guichard Perrachon SA, 4.50%, 03/07/24	EUR	200	$207,746

			578,059
Food Products — 0.4%
Aramark Services, Inc., 5.00%, 02/01/28(c)	USD	251	238,450
B&G Foods, Inc., 5.25%, 04/01/25		72	68,047
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(c)		536	439,520
JBS USA LUX SA/JBS USA Finance, Inc.(c):
5.88%, 07/15/24		212	208,290
5.75%, 06/15/25		833	805,927
6.75%, 02/15/28		383	371,510
Post Holdings, Inc.(c):
5.50%, 03/01/25		50	47,688
5.75%, 03/01/27		56	52,500
5.63%, 01/15/28		69	63,998

			2,295,930
Health Care Equipment & Supplies — 1.3%
Avantor, Inc.(c):
6.00%, 10/01/24		2,094	2,075,678
9.00%, 10/01/25		507	513,971
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(c)		1,922	1,994,075
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(c):
4.88%, 04/15/20		150	148,050
5.75%, 08/01/22		1,141	1,040,022
5.63%, 10/15/23		118	100,890
5.50%, 04/15/25		24	19,020
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(c)		2,459	2,366,787

			8,258,493
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		196	192,080
5.63%, 02/15/23		215	211,416
6.50%, 03/01/24		972	952,560
AHP Health Partners, Inc., 9.75%, 07/15/26(c)		200	199,500
Centene Corp.:
6.13%, 02/15/24		311	323,409
5.38%, 06/01/26(c)		1,818	1,829,362
CHS/Community Health Systems, Inc., 8.63%, 01/15/24(c)		356	361,785
DaVita, Inc., 5.13%, 07/15/24		317	304,716

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(c)(f)	USD	242	$241,698
Encompass Health Corp., 5.75%, 11/01/24		179	178,105
HCA, Inc.:
5.00%, 03/15/24		345	345,863
5.25%, 06/15/26		989	996,418
5.38%, 09/01/26		382	378,180
5.63%, 09/01/28		404	397,435
5.50%, 06/15/47		2,245	2,160,812
MEDNAX, Inc., 5.25%, 12/01/23(c)		208	205,400
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)		585	583,538
NVA Holdings, Inc., 6.88%, 04/01/26(c)		168	160,230
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/2(c)(f)		875	870,625
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(c)		267	278,513
Sotera Health Holdings LLC, 6.50%, 05/15/23(c)		128	126,080
Surgery Center Holdings, Inc., 8.88%, 04/15/21(c)		322	326,830
Team Health Holdings, Inc., 6.38%, 02/01/25(c)		573	472,725
Tenet Healthcare Corp.:
6.00%, 10/01/20		978	997,804
7.50%, 01/01/22(c)		322	334,075
8.13%, 04/01/22		2,540	2,641,600
4.63%, 07/15/24		257	245,114
6.88%, 11/15/31		44	38,610
Vizient, Inc., 10.38%, 03/01/24(c)		398	432,825
WellCare Health Plans, Inc., 5.38%, 08/15/26(c)		337	334,533

			17,121,841

Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		198	191,317
IQVIA, Inc., 3.25%, 03/15/25(c)	EUR	100	111,508

			302,825

Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(c)	USD	1,546	1,453,549
Boyd Gaming Corp., 6.00%, 08/15/26		211	204,142
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(c)		438	401,865
Churchill Downs, Inc., 4.75%, 01/15/28(c)		94	85,540
Eldorado Resorts, Inc., 6.00%, 09/15/26(c)		124	119,970

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., 6.75%, 10/15/24(c)	USD	865	$849,862
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		2	1,908
IRB Holding Corp., 6.75%, 02/15/26(c)		221	203,872
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(c)		250	245,155
Ladbrokes Group Finance PLC, 5.13%, 09/08/23	GBP	200	260,584
MGM Resorts International:
6.63%, 12/15/21	USD	1,182	1,238,145
7.75%, 03/15/22		508	546,100
New Red Finance, Inc., 4.25%, 05/15/24(c)		7	6,615
Scientific Games International, Inc.:
10.00%, 12/01/22		1,384	1,434,032
5.00%, 10/15/25(c)		438	410,034
Six Flags Entertainment Corp., 4.88%, 07/31/24(c)		1,036	991,970
Station Casinos LLC, 5.00%, 10/01/25(c)		210	191,888
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	59	82,184
Vue International Bidco PLC, 7.88%, 07/15/20		147	187,254
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	21	20,511
5.75%, 04/01/27		206	190,056
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(c)		220	211,750
Wynn Macau Ltd., 5.50%, 10/01/27(c)		400	354,000
Yum! Brands, Inc., 5.35%, 11/01/43		14	12,075

			9,703,061

Household Durables — 0.5%
Algeco Scotsman Global Finance PLC, 8.00%, 02/15/23(c)		300	294,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(c)		227	219,339
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(c)		229	211,825
Lennar Corp.:
6.63%, 05/01/20		130	134,388
8.38%, 01/15/21		852	916,965
4.88%, 12/15/23		265	259,037
5.25%, 06/01/26		458	438,535
4.75%, 11/29/27		130	119,600
Mattamy Group Corp., 6.50%, 10/01/25(c)		90	84,488

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables (continued)
Tempur Sealy International, Inc., 5.50%, 06/15/26	USD	227	$213,947
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19		325	323,277

			3,215,401

Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
6.00%, 05/15/26		356	366,680
5.13%, 09/01/27		736	724,960
Calpine Corp.:
5.38%, 01/15/23		330	312,675
5.88%, 01/15/24(c)		88	88,000
5.75%, 01/15/25		360	331,200
5.25%, 06/01/26(c)		2,129	1,979,970
Clearway Energy Operating LLC:
5.38%, 08/15/24		136	128,860
5.75%, 10/15/25(c)		247	237,737
NRG Energy, Inc.:
6.63%, 01/15/27		1,022	1,041,081
5.75%, 01/15/28		298	290,550
TerraForm Power Operating LLC, 5.00%, 01/31/28(c)		222	198,757
Vistra Energy Corp.:
7.38%, 11/01/22		231	239,662
7.63%, 11/01/24		134	142,375

			6,082,507

Industrial Conglomerates — 0.3%
BWX Technologies, Inc., 5.38%, 07/15/26(c)		141	136,770
Colfax Corp., 3.25%, 05/15/25	EUR	100	105,323
Vertiv Group Corp., 9.25%, 10/15/24(c)	USD	1,479	1,434,630

			1,676,723

Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(c)		1,578	1,604,637
Assicurazioni Generali SpA(h):
(3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	100	127,936
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47		100	113,481
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.00%, 01/23/27		100	126,908
HUB International Ltd., 7.00%, 05/01/26(c)	USD	667	635,317
Nationstar Mortgage Holdings, Inc.(c):
8.13%, 07/15/23		387	390,870
9.13%, 07/15/26		200	202,375

Security	Par (000)		Value

Insurance (continued)
USIS Merger Sub, Inc., 6.88%, 05/01/25(c)	USD	23	$21,850

			3,223,374

Internet Software & Services — 0.4%
Equinix, Inc.:
2.88%, 03/15/24	EUR	100	113,736
5.88%, 01/15/26	USD	797	808,955
Netflix, Inc.:
5.88%, 11/15/28(c)		548	540,273
4.63%, 05/15/29	EUR	100	111,229
Rackspace Hosting, Inc., 8.63%, 11/15/24(c)	USD	183	154,635
Sabre GLBL, Inc., 5.25%, 11/15/23(c)		221	219,343
Symantec Corp., 5.00%, 04/15/25(c)		180	174,192
Uber Technologies, Inc., 7.50%, 11/01/23(c)		130	127,075
United Group BV, 4.38%, 07/01/22	EUR	126	141,515

			2,390,953

IT Services — 1.1%
Banff Merger Sub, Inc.:
8.38%, 09/01/26		100	109,791
9.75%, 09/01/26(c)	USD	1,759	1,655,659
First Data Corp.(c):
7.00%, 12/01/23		2,023	2,093,805
5.75%, 01/15/24		2,906	2,916,897
Gartner, Inc., 5.13%, 04/01/25(c)		137	135,116
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	116,552
WEX, Inc., 4.75%, 02/01/23(c)	USD	243	240,011

			7,267,831

Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(c)		450	424,125

Machinery — 0.4%
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	109	115,754
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)	USD	265	251,419
SPX FLOW, Inc.(c):
5.63%, 08/15/24		359	346,435
5.88%, 08/15/26		209	199,595
Terex Corp., 5.63%, 02/01/25(c)		1,070	984,721
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)		611	501,020

			2,398,944

Media — 7.1%
Altice Financing SA(c):
6.63%, 02/15/23		612	604,350
7.50%, 05/15/26		200	188,000

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Altice France SA(c):
7.38%, 05/01/26	USD	1,139	$1,093,440
8.13%, 02/01/27		1,939	1,900,220
Altice Luxembourg SA, 7.75%, 05/15/22(c)		1,390	1,323,975
AMC Networks, Inc., 4.75%, 08/01/25		612	569,184
Cablevision Systems Corp., 8.00%, 04/15/20		502	522,080
CBS Radio, Inc., 7.25%, 11/01/24(c)		31	29,683
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 02/15/23		380	377,150
4.00%, 03/01/23(c)		208	198,058
5.13%, 05/01/27(c)		3,403	3,224,342
5.00%, 02/01/28(c)		56	52,150
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		1,300	1,291,046
Clear Channel International BV, 8.75%, 12/15/20(c)		762	779,145
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		5,684	5,759,747
Series B, 7.63%, 03/15/20		1,993	1,990,509
CSC Holdings LLC:
5.38%, 07/15/23(c)		1,307	1,297,197
5.25%, 06/01/24		742	704,900
7.75%, 07/15/25(c)		1,345	1,408,861
6.63%, 10/15/25(c)		400	415,952
10.88%, 10/15/25(c)		2,849	3,283,472
5.50%, 05/15/26(c)		1,817	1,759,651
7.50%, 04/01/28(c)		893	919,772
Series 144#, 5.13%, 12/15/21(c)		330	328,763
Series 144S, 5.13%, 12/15/21(c)		1,153	1,148,676
DISH DBS Corp.:
6.75%, 06/01/21		10	10,163
5.88%, 07/15/22		2,125	2,026,719
5.00%, 03/15/23		281	245,875
7.75%, 07/01/26		364	322,140
DKT Finance ApS, 7.00%, 06/17/23	EUR	142	170,998
eircom Finance DAC, 4.50%, 05/31/22		100	115,078
Gray Escrow, Inc., 7.00%, 05/15/27(c)	USD	251	254,790
Hughes Satellite Systems Corp., 5.25%, 08/01/26		713	664,872
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		323	285,048
8.50%, 10/15/24(c)		1,068	1,057,427
9.75%, 07/15/25(c)		1,628	1,680,910
MDC Partners, Inc., 6.50%, 05/01/24(c)		490	416,500
Meredith Corp., 6.88%, 02/01/26(c)		378	386,505
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(c)		463	479,205

Security	Par (000)		Value

Media (continued)
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(c)	USD	848	$829,259
Sirius XM Radio, Inc., 5.00%, 08/01/27(c)		243	228,420
TEGNA, Inc., 5.13%, 10/15/19		115	115,069
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		600	549,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	109,051
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(c)	USD	399	425,932
Tribune Media Co., 5.88%, 07/15/22		899	910,237
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 3.50%, 01/15/27	EUR	100	117,372
Univision Communications, Inc.(c):
5.13%, 05/15/23	USD	381	356,711
5.13%, 02/15/25		166	151,412
UPCB Finance IV Ltd., 5.38%, 01/15/25(c)		200	191,876
Videotron Ltd., 5.13%, 04/15/27(c)		270	255,825
Virgin Media Finance PLC, 5.75%, 01/15/25(c)		722	685,900
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	200	246,246
Virgin Media Secured Finance PLC, 4.88%, 01/15/27		100	121,755
Ziggo Bond Co. BV, 7.13%, 05/15/24	EUR	100	119,363
Ziggo BV, 5.50%, 01/15/27(c)	USD	150	139,688

			44,839,669

Metals & Mining — 2.2%
Alcoa Nederland Holding BV(c):
7.00%, 09/30/26		270	280,125
6.13%, 05/15/28		200	195,000
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)		317	323,340
Constellium NV(c):
5.75%, 05/15/24		250	233,750
6.63%, 03/01/25		300	287,250
5.88%, 02/15/26		926	840,345
First Quantum Minerals Ltd., 7.25%, 05/15/22(c)		235	227,069
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		804	782,895
3.55%, 03/01/22		875	832,344
3.88%, 03/15/23		1,905	1,774,031
4.55%, 11/14/24		439	407,721
5.40%, 11/14/34		1,084	910,560
5.45%, 03/15/43		1,585	1,295,738
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)		342	342,855

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(c)	USD	482	$513,330
Novelis Corp.(c):
6.25%, 08/15/24		1,893	1,874,070
5.88%, 09/30/26		392	365,540
Schmolz&Bickenbach Luxembourg Finance SA, 5.63%, 07/15/22	EUR	100	111,849
Steel Dynamics, Inc.:
5.25%, 04/15/23	USD	295	294,631
5.50%, 10/01/24		138	137,655
Teck Resources Ltd.:
5.20%, 03/01/42		750	661,020
5.40%, 02/01/43		507	451,230
United States Steel Corp.:
6.88%, 08/15/25		274	258,785
6.25%, 03/15/26		394	360,262

			13,761,395

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(c)		526	255,110

Oil, Gas & Consumable Fuels — 5.8%
Antero Resources Corp., 5.00%, 03/01/25		712	676,400
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c):
10.00%, 04/01/22		226	238,995
7.00%, 11/01/26		190	178,125
Berry Petroleum Co. LLC, 7.00%, 02/15/26(c)		59	56,049
California Resources Corp., 8.00%, 12/15/22(c)		674	516,452
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		321	305,752
8.25%, 07/15/25		393	399,877
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		642	691,755
5.88%, 03/31/25		750	772,500
5.13%, 06/30/27		587	568,656
Cheniere Energy Partners LP:
5.63%, 10/01/26(c)		623	605,867
Series WI, 5.25%, 10/01/25		96	93,480
Chesapeake Energy Corp.:
6.63%, 08/15/20		406	407,015
4.88%, 04/15/22		244	226,920
7.00%, 10/01/24		1,048	974,640
8.00%, 01/15/25		330	317,625
7.50%, 10/01/26		184	170,660
8.00%, 06/15/27		792	752,400
CNX Resources Corp., 5.88%, 04/15/22		3,578	3,501,967

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 11.00%, 11/15/25(c)	USD	573	$640,327
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(c)		513	484,785
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		90	89,325
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		546	510,510
DCP Midstream Operating LP:
4.75%, 09/30/21(c)		318	317,205
5.38%, 07/15/25		276	276,345
6.45%, 11/03/36(c)		250	250,000
6.75%, 09/15/37(c)		226	227,695
DEA Finance SA, 7.50%, 10/15/22	EUR	100	118,598
Denbury Resources, Inc., 9.25%, 03/31/22(c)	USD	514	512,715
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		184	164,220
4.88%, 11/01/43		617	364,030
Diamondback Energy, Inc.:
4.75%, 11/01/24		104	101,010
4.75%, 11/01/24(c)		440	427,350
5.38%, 05/31/25		270	266,962
Endeavor Energy Resources LP/EER Finance, Inc.(c):
5.50%, 01/30/26		564	579,510
5.75%, 01/30/28		111	114,053
EnLink Midstream Partners LP:
4.40%, 04/01/24		356	339,626
4.15%, 06/01/25		40	36,203
4.85%, 07/15/26		346	315,832
5.05%, 04/01/45		80	60,817
5.45%, 06/01/47		169	134,804
Ensco PLC, 5.75%, 10/01/44		342	210,330
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		20	18,600
9.38%, 05/01/24(c)		639	351,450
7.75%, 05/15/26(c)		634	610,225
Extraction Oil & Gas, Inc.(c):
7.38%, 05/15/24		164	144,320
5.63%, 02/01/26		658	513,240
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25		62	56,110
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)		119	109,480
Gulfport Energy Corp.:
6.63%, 05/01/23		215	208,550
6.00%, 10/15/24		152	139,080

10

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(c)	USD 144	$139,680
Jagged Peak Energy LLC, 5.88%, 05/01/26(c)	14	13,405
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(c)	161	155,768
Matador Resources Co., 5.88%, 09/15/26(c)	574	545,300
MEG Energy Corp.(c):
6.38%, 01/30/23	229	213,543
6.50%, 01/15/25	885	902,700
Nabors Industries, Inc., 5.75%, 02/01/25	380	308,274
Newfield Exploration Co., 5.38%, 01/01/26	244	243,085
NGPL PipeCo LLC(c):
4.88%, 08/15/27	434	414,470
7.77%, 12/15/37	452	519,800
Noble Holding International Ltd.:
7.75%, 01/15/24	206	180,250
7.88%, 02/01/26(c)	1,220	1,137,650
5.25%, 03/15/42	118	75,520
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23	773	761,405
Parsley Energy LLC/Parsley Finance Corp.(c):
5.38%, 01/15/25	165	157,988
5.63%, 10/15/27	749	711,550
PDC Energy, Inc.:
6.13%, 09/15/24	98	94,080
5.75%, 05/15/26	76	70,870
QEP Resources, Inc.:
6.88%, 03/01/21	88	92,290
5.38%, 10/01/22	730	726,350
5.25%, 05/01/23	37	35,335
5.63%, 03/01/26	798	731,167
Range Resources Corp.:
5.88%, 07/01/22	561	553,987
5.00%, 03/15/23	125	117,891
4.88%, 05/15/25	18	16,290
Resolute Energy Corp., 8.50%, 05/01/20	639	644,112
Rowan Cos., Inc., 4.88%, 06/01/22	449	404,100
Sanchez Energy Corp.:
7.75%, 06/15/21	1,727	505,147
7.25%, 02/15/23(c)	226	193,230
SESI LLC:
7.13%, 12/15/21	180	170,100
7.75%, 09/15/24	265	236,513
Seven Generations Energy Ltd., 6.88%, 06/30/23(c)	457	457,000
SM Energy Co.:
5.00%, 01/15/24	774	718,852

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co. (continued):
5.63%, 06/01/25	USD 107	$98,173
6.75%, 09/15/26	30	28,800
Southwestern Energy Co.:
6.20%, 01/23/25	292	279,955
7.50%, 04/01/26	253	254,898
7.75%, 10/01/27	436	440,883
Sunoco LP/Sunoco Finance Corp.:
4.88%, 01/15/23	201	195,975
5.50%, 02/15/26	96	91,440
5.88%, 03/15/28	151	142,884
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28(c)	780	766,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.88%, 04/15/26(c)	410	407,950
5.00%, 01/15/28	482	445,469
Transocean Guardian Ltd., 5.88%, 01/15/24(c)	189	184,275
Transocean Pontus Ltd., 6.13%, 08/01/25(c)	226	220,350
Transocean, Inc., 7.25%, 11/01/25(c)	340	314,500
Whiting Petroleum Corp., 6.63%, 01/15/26	147	141,488
WPX Energy, Inc., 8.25%, 08/01/23	400	437,000

		36,846,534

Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39	5	5,888

Pharmaceuticals — 1.5%
Bausch Health Cos., Inc.:
5.63%, 12/01/21(c)	180	179,775
6.50%, 03/15/22(c)	742	765,032
5.50%, 03/01/23(c)	1,575	1,521,844
4.50%, 05/15/23	EUR 340	377,216
5.88%, 05/15/23(c)	USD 602	586,198
7.00%, 03/15/24(c)	1,166	1,219,927
6.13%, 04/15/25(c)	649	609,216
5.50%, 11/01/25(c)	302	296,715
9.00%, 12/15/25(c)	209	220,495
Charles River Laboratories International, Inc., 5.50%, 04/01/26(c)	154	154,000
Elanco Animal Health, Inc.(c):
4.27%, 08/28/23	141	139,933
4.90%, 08/28/28	151	151,895
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)	1,201	1,190,491
MEDNAX, Inc., 6.25%, 01/15/27(c)	92	91,632
Nidda BondCo GmbH, 7.25%, 09/30/25(j)	EUR 100	110,271

11

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Rossini Sarl, 6.75%, 10/30/25	EUR 168	$190,250
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(c)	USD 468	491,400
Synlab Bondco PLC, 6.25%, 07/01/22	EUR 100	116,049
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23	100	119,568
Valeant Pharmaceuticals International, 8.50%, 01/31/27(c)	USD 606	627,210
Valeant Pharmaceuticals International, Inc., 9.25%, 04/01/26(c)	231	245,943

		9,405,060

Real Estate Management & Development — 0.1%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR 24	27,459
2.13%, 02/06/24	100	107,099
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (c)	USD 218	207,100
Howard Hughes Corp., 5.38%, 03/15/25(c)	283	268,143
Residomo SRO, 3.38%, 10/15/24	EUR 100	112,010

		721,811

Road & Rail — 0.2%
CMA CGM SA, 5.25%, 01/15/25	100	94,416
EC Finance PLC, 2.38%, 11/15/22	100	111,138
Herc Rentals, Inc.(c):
7.50%, 06/01/22	USD 126	131,985
7.75%, 06/01/24	112	118,364
Hertz Corp., 7.63%, 06/01/22(c)	544	534,480
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR 100	112,627
Loxam SAS, 3.50%, 05/03/23	100	114,356
United Rentals North America, Inc., 5.88%, 09/15/26	USD 83	80,614

		1,297,980

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	200	217,750
Sensata Technologies BV, 5.00%, 10/01/25(c)	267	256,988

		474,738

Software — 1.6%
CDK Global, Inc., 4.88%, 06/01/27	749	698,443
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(c)	813	878,040

Security	Par (000)	Value

Software (continued)
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(c)(f)	USD 1,686	$1,681,785
Infor US, Inc., 6.50%, 05/15/22	1,397	1,390,015
Nuance Communications, Inc., 6.00%, 07/01/24	835	830,825
PTC, Inc., 6.00%, 05/15/24	312	320,580
RP Crown Parent LLC, 7.38%, 10/15/24(c)	475	481,531
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)	1,990	2,144,225
TIBCO Software, Inc., 11.38%, 12/01/21(c)	1,466	1,552,127
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(c)	369	330,090

		10,307,661

Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	741	721,549
Group 1 Automotive, Inc., 5.25%, 12/15/23(c)	69	66,757
Hexion, Inc., 6.63%, 04/15/20	78	64,448
L Brands, Inc.:
6.88%, 11/01/35	386	326,894
6.75%, 07/01/36	109	90,742
Penske Automotive Group, Inc., 5.75%, 10/01/22	113	113,565
PVH Corp., 3.13%, 12/15/27	EUR 107	115,637
Tendam Brands SAU, 5.00%, 09/15/24	100	104,436

		1,604,028

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC/EMC Corp.(c):
7.13%, 06/15/24	USD 1,277	1,334,720
6.02%, 06/15/26	245	247,676
8.35%, 07/15/46	385	424,382
Western Digital Corp., 4.75%, 02/15/26	594	543,510

		2,550,288

Textiles, Apparel & Luxury Goods — 0.0%
SMCP Group SAS, 5.88%, 05/01/23	EUR 49	57,221

Thrifts & Mortgage Finance — 0.1%
Bracken MidCo1 PLC, 8.88%, 10/15/23 (f)	GBP 100	121,423
Jerrold Finco PLC, 6.25%, 09/15/21	100	126,890

12

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22(c)	USD 169	$167,310

		415,623
Utilities — 0.1%
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR 100	108,104
Vistra Operations Co. LLC, 5.50%, 09/01/26(c)	USD 225	221,344

		329,448
Wireless Telecommunication Services — 2.3%
Digicel Group Ltd., 8.25%, 09/30/20(c)	222	147,630
Digicel Ltd., 6.00%, 04/15/21(c)	2,074	1,845,860
Matterhorn Telecom SA, 3.88%, 05/01/22	EUR 100	111,042
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(c)	USD 380	342,000
SBA Communications Corp., 4.88%, 09/01/24	1,366	1,325,225
Sprint Capital Corp.:
6.90%, 05/01/19	270	273,037
8.75%, 03/15/32	168	182,490
Sprint Communications, Inc., 7.00%, 03/01/20(c)	1,497	1,547,524
Sprint Corp.:
7.88%, 09/15/23	2,071	2,179,106
7.13%, 06/15/24	3,630	3,684,450
7.63%, 02/15/25	265	272,619
7.63%, 03/01/26	1,110	1,137,750
T-Mobile USA, Inc.:
6.38%, 03/01/25	292	300,395
6.50%, 01/15/26	429	445,087
4.50%, 02/01/26	218	204,582
4.75%, 02/01/28	465	430,613
Wind Tre SpA, 3.13%, 01/20/25	EUR 100	100,757

		14,530,167

Total Corporate Bonds — 46.3% (Cost — $315,893,040)		294,176,829

Floating Rate Loan Interests (e) — 94.8%
Aerospace & Defense — 1.1%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 08/18/24	USD 1,568	1,542,791
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1.00%, 11/29/25(a)(k)	1,375	1,371,562
DAE Aviation Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 07/07/22	485	483,268

Security	Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.84%, 06/09/23	USD 3,528	$3,434,959
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.28%, 04/30/25	375	371,719

		7,204,299
Auto Components — 0.1%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.39%, 05/16/24	767	747,110

Automobiles — 0.1%
CH Hold Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 02/01/24	881	875,370

Banks — 0.1%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.78%, 11/01/24(a)	466	458,312

Beverages — 0.1%
Jacobs Douwe Egberts International BV, 2018 USD Term Loan B, (3 mo. LIBOR + 2.00%), 4.56%, 11/01/25(a)	840	833,434

Building Materials — 0.3%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.14%, 07/28/22	682	666,609
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.56%, 08/13/25(a)	693	677,674
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 10.84%, 07/28/23	395	390,063

		1,734,346
Building Products — 0.7%
Continental Building Products LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 08/18/23	369	361,949
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 05/05/24	1,440	1,421,850
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.39%, 12/14/24	938	928,533

13

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 12/19/23	USD 1,854	$1,822,336

		4,534,668

Capital Markets — 1.1%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 02/13/25	483	475,819
EIG Management Co. LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.06%, 02/22/25	1,568	1,572,428
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 12/27/22	1,374	1,359,800
Greenhill & Co., Inc., 1st Lien Term Loan, (2 mo. LIBOR + 3.75%, 1.00% Floor), 6.21%, 10/12/22	1,394	1,391,958
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 4.39%, 03/27/23	2,000	1,980,361

		6,780,366

Chemicals — 4.3%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 01/31/24	3,844	3,822,678
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.14%, 06/01/24	978	960,925
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 05/16/24	1,338	1,310,298
Chemours Co. (The), 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.10%, 04/03/25	1,611	1,589,767
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 06/28/24	655	653,412
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 11/07/24	995	986,712
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 6.22%, 07/09/19	195	186,751
Invictus US LLC :
1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.50%, 03/28/25	1,500	1,488,925
2nd Lien Term Loan, (2 mo. LIBOR + 6.75%), 9.25%, 03/25/26	390	388,537

Security	Par (000)	Value

Chemicals (continued)
MacDermid, Inc.:
Term Loan B6, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 06/07/23	USD 1,687	$1,685,778
Term Loan B7, (1 mo. LIBOR + 2.50%, 1.00% Floor)4.84%, 06/07/20	311	310,285
Messer Industries LLC, 2018 USD Term Loan, 1.00%, 10/01/25(k)	5,119	5,039,041
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.94%, 10/11/24(a)	3,293	3,251,462
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 5.03%, 02/08/25	1,391	1,371,606
Starfruit Finco BV :
2018 EUR Term Loan B, (6 mo. EURIBOR + 3.75%), 3.75%, 10/01/25	EUR 750	847,853
2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.55%, 10/01/25	USD 1,723	1,697,155
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 08/07/20(a)	526	520,443
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 03/08/25	902	886,851

		26,998,479

Commercial Services & Supplies — 5.7%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.47%, 11/10/23	1,872	1,851,655
Asurion LLC :
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.84%, 08/04/25	2,364	2,407,332
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 5.34%, 08/04/22	1,825	1,806,619
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 5.34%, 11/03/23	1,655	1,636,419
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.34%, 11/03/24	2,724	2,693,526
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 10/03/23	2,358	2,330,132
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.59%, 05/20/24	1,517	1,505,296
Creative Artists Agency LLC, 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 5.30%, 02/15/24	1,278	1,266,707

14

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Dealer Tire LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.65%, 12/22/21	USD 64	$63,725
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.14%, 05/09/25(a)	488	473,144
Garda World Security Corp., 2017 Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.82%, 05/24/24	852	842,825
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 05/30/25	3,365	3,270,376
Harland Clarke Holdings Corp., Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.14%, 11/03/23	783	719,234
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 4.94%, 03/09/23	1,128	1,117,363
Multi Color Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 10/31/24	915	901,529
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 05/02/22	2,155	2,129,213
Verisure Holding AB, EUR Term Loan B1E, (EURIBOR + 3.00%), 3.00%, 10/20/22	EUR 1,000	1,116,421
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.84%, 08/27/25	USD 6,663	6,651,924
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.53%, 10/10/24	2,169	2,082,162
West Corporation, 2018 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.03%, 10/10/24	1,437	1,397,804

		36,263,406

Communications Equipment — 1.0%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.07%, 11/21/24	3,835	3,828,771
Avaya, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.25%), 6.61%, 12/15/24	1,527	1,504,314
Ciena Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.30%, 09/26/25	649	646,164
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 4.35%, 12/29/22	216	212,523

Security	Par (000)	Value

Communications Equipment (continued)
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.84%, 11/01/24	USD 18	$18,079

		6,209,851

Construction & Engineering — 1.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.73%, 06/21/24	5,599	5,499,716
Engility Corp., Term Loan B1, (1 mo. LIBOR + 2.25%), 4.59%, 08/12/20	128	127,503
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.85%, 03/23/25	987	984,295
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.18%, 04/12/25	535	522,962
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/23/25	1,024	984,702
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 12/08/23	1,031	1,011,087

		9,130,265

Construction Materials — 1.3%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.53%, 08/01/24(a)	2,350	2,320,607
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 03/29/25	4,592	4,552,894
GYP Holdings III Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 06/01/25	510	491,219
Xella International GmbH, 2017 EUR Term Loan B, (1 mo. Euribor + 4.00%), 4.00%, 04/11/24	EUR 1,000	1,124,741

		8,489,461

Containers & Packaging — 1.1%
Berry Global, Inc., Term Loan Q, (1 mo. LIBOR + 2.00%), 4.32%, 10/01/22	USD 3,032	2,994,131
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.66%, 04/03/24	2,189	2,125,214

15

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.25%), 5.55%, 06/29/25	USD 1,617	$1,590,749

		6,710,094

Distributors — 0.9%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 10/31/23	2,287	2,228,401
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.85%, 08/28/24	3,942	3,682,070

		5,910,471

Diversified Consumer Services — 3.4%
AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 12/13/23	1,340	1,323,783
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 07/12/24	817	805,863
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (3 mo. LIBOR + 0.75%), 4.09%, 11/07/23	1,559	1,551,195
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 03/31/25(a)	658	649,298
Equian LLC, Add on Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 05/20/24	1,972	1,957,353
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.14%, 07/12/25	1,501	1,487,866
J.D. Power and Associates, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 09/07/23	1,955	1,950,175
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.56%, 05/15/24	1,402	1,373,257
Serta Simmons Bedding LLC,:
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor) 5.81%, 11/08/23	2,228	1,964,137
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor) 10.32%, 11/08/24	862	641,526
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 11/08/23	918	915,314
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 11/14/22	2,347	2,297,194

Security	Par (000)	Value

Diversified Consumer Services (continued)
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.32%, 04/04/25	USD 1,232	$1,216,514
Wand Intermediate I LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 09/17/21	1,500	1,488,750
Weight Watchers International, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.75%), 7.15%, 11/29/24	1,761	1,762,562

		21,384,787

Diversified Financial Services — 1.8%
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 04/04/24	4,198	4,150,871
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.82%, 08/08/25(a)	627	621,514
Edelman Financial Center LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.69%, 07/21/25	858	849,960
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.39%, 02/07/25	1,851	1,827,518
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 07/03/24(a)	1,524	1,516,977
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 09/06/25	1,121	1,102,784
Oryx Southern Delaware Holdings LLC, Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 02/28/25	639	616,280
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (2 mo. LIBOR + 4.25%), 6.77%, 07/30/25(a)	625	617,187

		11,303,091

Diversified Telecommunication Services — 3.7%
CenturyLink, Inc. :
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 5.09%, 11/01/22	1,539	1,526,581
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 01/31/25	3,419	3,318,304
Frontier Communications Corp., Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 5.10%, 03/31/21	2,637	2,518,640
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 05/16/24	1,070	1,059,562

16

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.56%, 02/22/24	USD 2,685	$2,649,540
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 11/15/24	765	759,021
Sprint Communications, Inc. :
1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.88%, 02/02/24	1,962	1,934,212
2018 Term Loan B, 1.00%, 02/02/24(k)	2,149	2,128,864
TDC A/S, Term Loan, (1 week EURIBOR + 3.50%), 3.50%, 06/04/25	EUR 819	924,176
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.56%, 08/15/26	USD 4,625	4,539,114
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 4.89%, 11/17/23	667	651,794
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR - GBP + 3.25%), 3.98%, 01/15/27	GBP 1,400	1,757,994

		23,767,802
Electric Utilities — 0.4%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/19(a)	USD 2,375	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.31%, 12/31/25	2,673	2,631,543

		2,631,543
Electrical Equipment — 0.9%
AL Alpine AT Bidco GmbH, 2018 Term Loan B, 1.00%, 09/30/25(a)(k)	841	826,283
EXC Holdings III Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 12/02/24	869	861,924
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 04/01/24	3,192	3,135,764

Security	Par (000)	Value
Electrical Equipment (continued)
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 1.00%, 07/11/25(k)	USD 1,034	$1,032,066

		5,856,037
Electronic Equipment, Instruments & Components — 0.3%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 02/12/25(a)	1,669	1,645,928

Energy Equipment & Services — 0.8%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.31%, 03/01/24	1,451	1,228,298
Ocean Rig UDW, Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24	140	147,262
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.06%, 11/08/22(a)	770	783,475
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.39%, 02/21/21	851	727,342
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.42%), 3.78%, 07/13/20	641	626,703
Woodford Express LLC, 2018 Term Loan B, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.34%, 01/17/25	1,403	1,382,495

		4,895,575
Equity Real Estate Investment Trusts (REITs) — 1.3%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.85%, 03/24/24	569	559,722
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 01/02/26	1,008	985,637
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 03/21/25	3,131	3,071,196
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.31%, 12/20/24	4,029	3,959,531

		8,576,086
Food & Staples Retailing — 1.3%
Albertsons LLC, Term Loan B7, (3 mo. LIBOR + 3.00%), 5.45%, 11/17/25	1,887	1,844,606
Hearthside Food Solutions LLC :
2018 Incremental Term Loan, 1.00%, 05/31/25(k)	1,351	1,334,113
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 6.03%, 05/23/25	700	680,393

17

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food & Staples Retailing (continued)
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.70%, 08/03/22	USD 1,787	$1,740,039
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 06/27/23	2,965	2,927,341

		8,526,492
Food Products — 1.3%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.05%, 10/01/25	689	687,849
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 10/10/23	3,535	3,320,280
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.84%, 10/30/22	1,940	1,912,566
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 5.09%, 02/05/23	2,167	2,138,303

		8,058,998
Gas Utilities — 0.2%
AL Midcoast Holdings LLC, 2018 Term Loan B, (2 mo. LIBOR + 5.50%), 7.89%, 07/31/25	1,525	1,494,108
Health Care Equipment & Supplies — 2.8%
CryoLife, Inc., Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 11/14/24(a)	1,732	1,723,253
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.62%, 06/08/20	6,751	6,736,512
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.39%, 06/15/21(a)	4,129	4,139,741
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 06/30/25	5,573	5,428,611

		18,028,117
Health Care Providers & Services — 4.5%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.84%, 06/30/25	857	851,857
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.46%, 06/07/23	2,742	2,732,157

Security	Par (000)	Value
Health Care Providers & Services (continued)
Concentra, Inc. :
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.07%, 06/01/22	USD 1,780	$1,758,871
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.82%, 06/01/23	1,650	1,652,063
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 06/24/21	858	854,893
DentalCorp Perfect Smile ULC, :
1st Lien Delayed Draw Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor) 4.82%, 06/06/25	185	83,820
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor) 6.09%, 06/06/25	740	734,429
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.85%, 12/20/24	995	992,562
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 10/10/25	4,315	4,141,623
Gentiva Health Services, Inc.(a):
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.13%, 07/02/25	1,173	1,170,284
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.38%, 07/02/26	320	321,620
HCA, Inc., 2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 4.34%, 03/13/25	960	956,574
LGC Science Holdings Ltd., USD Term Loan B3, 1.00%, 03/08/23(k)	1,000	990,000
Lifescan Global Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 6.00%), 8.40%, 09/27/24	404	387,000
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.14%, 06/07/23	1,923	1,885,209
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.00%), 5.39%, 01/31/21	659	655,587
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.84%, 10/20/22	1,303	1,303,737
NVA Holdings, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/02/25	2,463	2,399,388
ScribeAmerica Intermediate Holdco LLC, 2018 Term Loan, (1 mo. LIBOR + 4.50%), 6.81%, 04/03/25	1,286	1,274,748

18

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/06/24	USD 1,114	$1,037,504
Universal Hospital Services, Inc., Term Loan, 1.00%, 10/18/25(a)(k)	790	786,050
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/13/23	450	447,425
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 06/07/24	911	900,800

		28,318,201

Health Care Services — 0.2%
Sound Inpatient Physicians :
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 06/27/25	751	747,129
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.09%, 06/26/26	418	418,000

		1,165,129

Health Care Technology — 0.8%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 03/01/24	2,353	2,323,014
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.32%, 10/10/25	494	490,705
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 10/23/23	1,808	1,786,094
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.39%, 03/07/24	279	275,886

		4,875,699

Hotels, Restaurants & Leisure — 5.1%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.22%, 10/19/24	1,232	1,211,110
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 4.48%, 09/15/23	1,048	1,028,062
Bronco Midstream Funding LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 5.82%, 08/14/23	443	438,398
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.59%, 02/16/24	3,318	3,249,038

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 12/22/24	USD 2,329	$2,285,358
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 08/08/21	724	720,472
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.60%, 02/14/21	696	664,576
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 08/30/23	1,747	1,725,378
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.34%, 11/30/23	211	208,635
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.84%, 03/29/24	930	923,934
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 4.07%, 10/25/23	740	732,519
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 02/05/25	3,105	3,068,945
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.05%, 04/03/25	892	883,271
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 12/15/24	1,039	1,031,956
Marriott Ownership Resorts, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 08/29/25	1,346	1,340,118
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 2.25%), 4.58%, 10/15/25	649	642,783
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 04/29/24	1,830	1,765,879
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 02/22/24	1,211	1,191,144
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 5.22%, 08/14/24	1,311	1,274,998
Stars Group Holdings BV, 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 07/10/25	6,966	6,933,222

19

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Tackle Sarl, 2017 EUR Term Loan, 1.00%, 08/08/22(k)	EUR 1,000	$1,128,206

		32,448,002
Household Products — 0.5%
Energizer Holdings, Inc., 2018 Term Loan B, 1.00%, 06/20/25(a)(k)	USD 750	731,250
SIWF Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.55%, 06/15/25	1,047	1,030,355
Spectrum Brands, Inc., 2017 Term Loan B, (2 mo. LIBOR + 2.00%), 4.43%, 06/23/22	1,737	1,714,676

		3,476,281
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 01/15/25	501	491,943
Calpine Corp., Term Loan B6, (3 mo. LIBOR + 2.50%), 4.89%, 01/15/23	650	638,035
Compass Power Generation LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 12/20/24	1,138	1,138,634
Granite Acquisition, Inc.,:
Term Loan B, (3 mo. LIBOR + 3.50% ,1.00% Floor) 5.90%, 12/19/21	1,612	1,602,541
Term Loan C, (3 mo. LIBOR + 3.50%, 1.00% Floor) 5.89%, 12/19/21	197	195,529
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 12/09/21(a)	877	706,479

		4,773,161
Industrial Conglomerates — 0.8%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.71%, 11/30/23(a)	3,539	3,423,665
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.41%, 11/28/21	1,560	1,523,460

		4,947,125
Insurance — 3.5%
Achilles Acquisition LLC, 2018 Term Loan, (1 mo. LIBOR + 4.00%), 6.38%, 10/03/25	705	701,475
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.06%, 05/09/25	1,636	1,604,822

Security	Par (000)	Value
Insurance (continued)
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 01/25/24	USD 2,639	$2,613,089
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 10/22/24	1,858	1,821,684
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 12/02/24	685	672,628
Hub International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.49%, 04/25/25	1,741	1,708,001
Sedgwick Claims Management Services, Inc. :
1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 03/01/21	2,469	2,441,698
2018 Term Loan B, 1.00%, 12/31/25(k)	6,984	6,905,430
2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 1.00% Floor), 8.09%, 02/28/22	2,360	2,357,050
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 06/22/23	1,118	1,113,717

		21,939,594
Internet & Direct Marketing Retail — 0.2%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 08/18/23	1,471	1,422,332

Internet Software & Services — 1.2%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.59%, 02/15/24	2,100	2,075,708
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 05/01/24	797	791,615
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.58%, 11/03/23	1,604	1,465,463
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 05/06/24	1,438	1,396,030
Web.com Group, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.75%), 6.17%, 10/10/25	939	928,436

20

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Internet Software & Services (continued)
ZPG PLC, 2018 Term Loan B, (LIBOR—GBP + 4.75%), 5.49%, 06/30/25	GBP	1,000	$1,267,089

			7,924,341
IT Services — 4.2%
Access CIG LLC :
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25	USD	489	487,648
2018 2nd Lien Delayed Draw Term Loan, (UNFND + 7.75%), 10.46%, 02/27/26		11	11,075
2018 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 7.75%), 10.46%, 02/27/26		13	12,935
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 10.46%, 02/27/26		207	205,607
2018 Delayed Draw Term Loan, (UNFND + 3.75%), 3.75%, 02/27/25		61	—
2018 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25		58	57,595
Altran Technologies SA, 1st Lien Term Loan,(3 mo. LIBOR + 2.25%), 4.59%, 03/20/25		627	623,716
Evertec Group LLC, 2018 Term Loan B, 1.00%, 11/27/24 (k)		1,080	1,073,250
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.32%, 04/26/24		6,176	6,056,200
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 08/01/24		1,632	1,576,466
Global Payments, Inc. :
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.09%, 04/21/23		975	966,771
2018 Term Loan B4, 1.00%, 10/17/25 (k)		325	322,020
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.59%, 12/01/23		1,413	1,398,542
Optiv Security, Inc.,:
1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor) 5.59%, 02/01/24		2,106	2,005,794
2nd Lien Term Loan, (1 mo. LIBOR + 7.25%,1.00% Floor) 9.59%, 02/01/25		300	288,375
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.79%, 08/01/25		1,556	1,491,426

Security		Par (000)	Value
IT Services (continued)
TKC Holdings, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor) 6.10%, 02/01/23	USD	1,942	$1,906,363
2017 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor) 10.35%, 02/01/24		1,504	1,490,840
Trans Union LLC :
2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.34%, 06/19/25		1,304	1,291,164
Term Loan B3, (1 mo. LIBOR + 2.00%), 4.34%, 04/10/23		2,479	2,449,619
Vantiv LLC, 2018 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 4.06%, 10/14/23		644	638,460
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.59%, 06/30/23		2,268	2,247,269

			26,601,135
Leisure Products — 0.1%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 06/19/24(a)		800	797,875
Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor) 5.59%, 08/30/24		295	290,984
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor) 9.34%, 08/30/25		75	75,094

			366,078
Machinery — 1.4%
Clark Equipment Co., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.38%, 05/18/24		812	797,796
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 07/30/24		1,112	1,104,272
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 08/05/24		896	885,197
Tecomet, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.82%, 05/01/24		1,439	1,429,464
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.34%, 03/28/25		3,584	3,359,481

21

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Machinery (continued)
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 10/23/25	USD	1,213	$1,202,608

			8,778,818
Media — 8.2%
Altice Financing SA :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.05%, 01/31/26		1,370	1,317,832
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.05%, 07/15/25		258	249,565
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.31%, 08/14/26		5,612	5,338,238
Charter Communications Operating LLC :
2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.85%, 03/31/23		2,560	2,546,765
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 04/30/25		4,978	4,920,969
CSC Holdings LLC :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.56%, 07/17/25		1,964	1,930,131
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.81%, 01/25/26		1,597	1,571,599
Getty Images, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.84%, 10/18/19		120	119,108
Gray Television, Inc., 2018 Term Loan C, 1.00%, 10/30/25(k)		1,720	1,703,522
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.82%, 01/02/24		1,801	1,832,900
Learfield Communications LLC (a):
2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.60%, 12/01/23		185	183,965
2017 1st Lien Term Loan, 1.00%, 12/01/23(k)		1,354	1,345,471
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 03/24/25		1,325	1,306,047
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 1.75%), 4.13%, 10/31/23		594	591,449
Meredith Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 01/31/25		1,051	1,045,085
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.06%, 09/13/24		799	790,359

Security		Par (000)	Value
Media (continued)
Mission Broadcasting, Inc., 2018 Term Loan B3, 1.00%, 01/17/24(k)	USD	230	$227,646
Nexstar Broadcasting, Inc., 2018 Term Loan B3, 1.00%, 01/17/24(k)		1,328	1,312,220
Numericable Group SA, Term Loan B12, (1 mo. LIBOR + 3.68%), 5.99%, 01/31/26		674	632,155
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.70%, 03/01/25		1,175	1,150,327
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 02/01/24		931	912,423
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 09/28/23		3,193	3,177,257
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 5.34%, 01/27/24		3,113	3,099,019
Unitymedia Finance LLC :
Term Loan B, (1 mo. LIBOR + 2.25%), 4.56%, 09/30/25		2,300	2,274,700
USD Term Loan D, (1 mo. LIBOR + 2.25%), 4.56%, 01/15/26		160	158,240
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, (1 mo. LIBOR + 2.00%), 4.31%, 06/01/23		933	923,260
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 03/15/24		841	782,524
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.81%, 01/15/26		5,346	5,274,150
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (2 mo. LIBOR + 2.75%), 5.28%, 05/18/25		2,677	2,624,574
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.81%, 04/15/25		2,898	2,827,651

			52,169,151
Metals & Mining — 0.2%
AMG Advanced Metallurgical Group N.V., 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.50%, 02/01/25		717	710,632
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%), 6.84%, 07/24/25(a)		766	762,250

22

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining (continued)
Preferred Proppants LLC, Term Loan B2, (3 mo. LIBOR + 7.75%), 10.14%, 07/27/20(a)	USD	263	$105,291

			1,578,173
Multiline Retail — 0.3%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.31%, 08/04/24(a)		926	907,137
Hudson’s Bay Co., 2015 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 09/30/22		573	557,843
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 10/25/20		495	428,218

			1,893,198
Oil & Gas Equipment & Services — 0.3%
Kestrel Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 06/02/25		337	334,671
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.34%, 05/10/25		1,973	1,890,991

			2,225,662
Oil, Gas & Consumable Fuels — 1.9%
BCP Raptor II LLC, 1st Lien Term Loan, (2 mo. LIBOR + 4.75%), 7.14%, 11/03/25		1,422	1,382,895
BCP Raptor LLC, Term Loan B, (2 mo. LIBOR + 4.25%, 1.00% Floor), 6.64%, 06/24/24		1,710	1,647,093
California Resources Corp., :
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor) 7.07%, 12/31/22		1,922	1,933,206
Second Out Term Loan, (1 mo. LIBOR + 10.37%,1.00% Floor) 12.72%, 12/31/21		1,895	2,016,602
CONSOL Energy, Inc. :
1st Lien Term Loan A, (1 mo. LIBOR + 4.25%), 6.60%, 11/26/21(a)		295	295,000
1st Lien Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.35%, 11/28/22		774	777,046
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 6.39%, 02/07/25		736	727,096

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.31%, 02/17/25	USD	1,572	$1,495,460
Spade Facilities II LLC, Term Loan, 1.00%, 11/15/25(k)		1,998	1,998,000

			12,272,398
Personal Products — 0.7%
Clover Merger Sub, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 09/26/24		1,916	1,791,242
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 10.09%, 09/26/25		1,456	1,287,351
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 4.34%, 01/26/24		1,201	1,188,250

			4,266,843
Pharmaceuticals — 2.8%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.88%, 04/16/21		1,575	1,318,044
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.88%, 05/04/25		3,286	3,272,857
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.63%, 04/29/24		1,269	1,261,630
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.47%, 01/31/25		3,159	3,131,472
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.84%, 08/18/22		3,551	3,490,595
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.31%, 06/02/25		5,491	5,429,914

			17,904,512
Professional Services — 0.6%
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.10%, 09/27/24		2,233	2,193,932
Guidehouse LLP, 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/01/25(a)		878	866,828
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 04/02/25		1,012	1,002,149

			4,062,909

23

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development — 1.7%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 04/18/24	3,577	$3,510,249
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 5.59%, 08/21/25	2,913	2,866,567
Forest City Enterprises LP, Term Loan B, 1.00%, 10/24/25(k)	1,995	1,997,494
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.56%, 02/08/25(a)	863	838,800
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 01/23/25	1,311	1,295,875

		10,508,985
Road & Rail — 0.5%
Information Resources, Inc., 2018 1st Lien Term Loan, 1.00%, 12/01/25(a)(k)	1,188	1,173,150
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.59%, 09/29/25	887	877,021
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.50%), 7.93%, 08/04/25(a)	1,220	1,210,850

		3,261,021
Semiconductors & Semiconductor Equipment — 0.5%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 05/29/25	2,622	2,592,250
ON Semiconductor Corp., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 03/31/23	307	303,310

		2,895,560
Software — 11.0%
Almonde, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 06/13/24	929	897,690
Applied Systems, Inc., :
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor) 5.39%, 09/19/24	2,611	2,578,686
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor) 9.39%, 09/19/25	470	471,423

Security		Par (000)	Value
Software (continued)
BMC Software Finance, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 6.65%, 10/02/25	USD	5,797	$5,717,291
Cypress Intermediate Holdings III, Inc.,:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor) 5.35%, 04/26/24		1,210	1,193,357
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%,1.00% Floor) 9.09%, 04/27/25		740	738,764
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.35%, 09/07/23		1,983	1,956,959
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.96%, 05/28/24		1,157	1,083,157
DTI Holdco, Inc., 2018 Term Loan B, (2 mo. LIBOR + 4.75%, 1.00% Floor), 7.28%, 09/30/23		1,103	1,037,861
Financial & Risk US Holdings, Inc. :
2018 EUR Term Loan, (2 mo. EURIBOR + 4.00%), 4.00%, 10/01/25	EUR	971	1,093,935
2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 10/01/25	USD	7,658	7,451,540
Flexera Software LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.60%, 02/26/25		562	557,959
Hyland Software, Inc., 2018 Term Loan 3, (1 mo. LIBOR + 3.50%), 5.84%, 07/01/24		661	655,853
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.14%, 02/01/22		3,401	3,350,833
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 08/05/22		3,103	3,085,091
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.40%, 04/01/21		1,088	1,017,583
Kronos, Inc., :
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor) 5.54%, 11/01/23		2,576	2,535,023
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%,1.00% Floor) 10.79%, 11/01/24		1,175	1,179,042
MA FinanceCo. LLC, Term Loan B3, (1 mo. LIBOR + 2.50%), 4.84%, 06/21/24		172	168,134

24

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
McAfee LLC, 2018 USD Term Loan B, (2 mo. LIBOR + 3.75%), 6.10%, 09/30/24	USD	4,112	$4,097,234
Mitchell International, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 11/29/24		6,165	6,066,530
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.59%, 12/01/25		1,330	1,323,350
PowerSchool, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.56%, 08/01/25		849	834,142
Renaissance Learning, Inc., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/30/25		603	594,061
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 02/05/24		3,149	3,125,651
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 03/03/23		2,289	2,255,607
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 09/30/22		1,720	1,691,628
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		819	798,558
SS&C Technologies, Inc. :
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.59%, 07/08/22		1,380	1,368,791
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		2,151	2,097,519
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		2,843	2,765,699
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 05/01/24		3,870	3,834,017
Tibco Software, Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.85%, 12/04/20		2,195	2,192,815

			69,815,783

Specialty Retail — 1.4%
Academy Ltd., 2015 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.30%, 07/01/22		1,864	1,356,791
Belron Finance US LLC :
2018 Term Loan B, 1.00%, 11/13/25(k)		2,049	2,025,949
Term Loan B, (3 mo. LIBOR + 2.25%), 4.84%, 11/07/24		273	269,867

Security		Par (000)	Value

Specialty Retail (continued)
CD&R Firefly Bidco Ltd., 2018 Term Loan B1,(3 mo. LIBOR - GBP + 4.50%), 5.32%, 06/23/25	GBP	1,000	$1,259,125
Leslie’s Poolmart, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 08/16/23	USD	1,363	1,342,849
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.78%, 01/26/23		497	371,034
Research Now Group, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.84%, 12/20/24		1,171	1,166,758
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.54%, 09/12/24		789	775,818
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.32%, 04/13/23		198	198,247

			8,766,438

Technology Hardware, Storage & Peripherals — 0.2%
Seattle Spinco, Inc., Term Loan B3, (1 mo. LIBOR + 2.50%), 4.84%, 06/21/24		1,162	1,135,453

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.64%, 08/12/22		2,450	2,450,123
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 12/15/24		481	478,254

			2,928,377

Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.86%, 05/23/25		2,277	2,262,538

Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.57%, 01/02/25		1,425	1,384,081
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 4.09%, 10/17/23		4,580	4,524,217
Nexeo Solutions LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 3.25%), 5.79%, 06/09/23		240	239,379
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.50%), 5.84%, 01/04/23		372	371,791

25

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Trading Companies & Distributors (continued)
United Rentals, Inc., Term Loan B, 1.00%, 10/31/25(k)	USD	268	$267,100

			6,786,568
Transportation — 0.3%
Safe Fleet Holdings LLC,:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%,1.00% Floor) 5.32%, 02/01/25(a)		1,373	1,323,325
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor) 9.07%, 02/01/26		735	718,463

			2,041,788
Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.71%, 11/28/24(a)		991	940,981

Wireless Telecommunication Services — 1.2%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 03/22/24		1,483	1,463,272
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(f)		5,857	4,132,288
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 04/11/25		1,896	1,873,374

			7,468,934
Total Floating Rate Loan Interests — 94.8% (Cost — $613,731,472)			602,066,559

		Beneficial Interest (000)
Other Interests (l) — 0.0%

IT Services — 0.0%
Millennium Corp.(a)(b)		1,156	—
Millennium Lender Claims(a)(b)		1,084	—

Total Other Interests — 0.0% (Cost — $—)			—

		Par (000)
Preferred Securities — 1.4%
Capital Trusts — 1.1%

Banks — 0.2%
Bankia SA, 6.38%(d)(h)(i)		200	216,073

Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA, 6.63%(h)(i)	200	$246,956
Erste Group Bank AG, 6.50%(h)(i)	200	234,757
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.75%(e)(i)	100	71,314
Intesa Sanpaolo SpA, 7.00%(h)(i)	400	448,312
National Westminster Bank PLC, Series C, 2.63%(d)(i)	100	76,000

		1,293,412
Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series P, 5.00%(d)(h)(i)	377	331,760

Chemicals — 0.0%
Solvay Finance SA, 5.12%(h)(i)	100	120,010

Diversified Financial Services — 0.7%
ATF Netherlands BV, 3.75%(h)(i)	100	105,203
Banco Santander SA, 6.25%(h)(i)	100	108,116
Bank of America Corp., Series AA, 6.10%(h)(i)	632	641,903
Bank of America Corp., Series X, 6.25%(h)(i)	1,100	1,124,750
Credit Agricole SA, 6.50%(h)(i)	100	117,639
HBOS Capital Funding LP, 6.85%(i)	200	199,500
HSBC Holdings PLC (i)
6.00%(h)	600	546,000
6.25%(d)	200	188,680
JPMorgan Chase & Co., Series V, 5.00%(h)(i)	780	777,348
Royal Bank of Scotland Group PLC, 8.63%(h)(i)	246	253,380
UBS Group Funding Switzerland AG, 5.00%(d)(h)(i)	200	165,750

		4,228,269
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV(h)(i)
3.75%	100	113,357
4.20%	200	231,195
5.00%	100	117,727

		462,279
Electric Utilities — 0.0%
Enel SpA, 7.75%, 09/10/75(h)	100	134,480
Origin Energy Finance Ltd., 4.00%, 09/16/74(h)	100	114,563
RWE AG, 2.75%, 04/21/75(h)	10	11,293

		260,336
Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 3.38%(d)(i)	100	110,106

26

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV, 4.50%, 03/25/75(h)	100	$114,721

		224,827

Total Capital Trusts — 1.1% (Cost — $7,088,659)		6,920,893

	Shares

Preferred Stock

Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%(h)(i)	13,550	326,826

Total Preferred Stocks — 0.1% (Cost — $338,750)		326,826

Trust Preferred

Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.40%, 2/15/40(h)	59,219	1,510,085

Total Trust Preferreds — 0.2% (Cost — $1,547,459)		1,510,085

Total Preferred Securities — 1.4% (Cost — $8,974,868)		8,757,804

Security	Shares	Value

Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires12/20/20)(a)	5,283	$—

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(a)	3,049	—

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Expires 3/15/18, Strike Price $0.01)(a)	1	—

Total Warrants — 0.0% (Cost — $30)		—

Total Long-Term Investments — 150.0% (Cost — $1,003,666,143)		952,252,750

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.12%(m)(n)	1,321,342	1,321,342

Total Short-Term Securities — 0.2% (Cost — $1,321,342)		1,321,342

Options Purchased — 0.0% (Cost — $5,867)		—

Total Investments — 150.2% (Cost — $1,004,993,352)		953,575,072

Liabilities in Excess of Other Assets — (50.2)%		(318,495,824)

Net Assets — 100.0%		$635,079,248

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security with no stated maturity date.
(j)	When-issued security.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Annualized 7-day yield as of period end.

27

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

(n)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 02/28/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,321,342	1,321,342	$1,321,342	$46,017	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
OTC	Over-the-Counter
PIK	Payment-In-Kind

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 50 Index	1	12/21/18	$ 36	$(1,802)
Euro Stoxx 600 Index	1	12/21/18	8	(721)

				(2,523)

Short Contracts:
EURO-BOBL Future	1	12/06/18	149	(442)
Euro Bund	1	12/06/18	183	(2,073)
Long Gilt	1	03/27/19	156	(765)

				(3,280)

				$(5,803)

28

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,392,605	EUR	15,329,000	JPMorgan Chase Bank N.A.	12/05/18	$37,327
USD	5,959,894	GBP	4,667,000	Barclays Bank PLC	12/05/18	12,714
USD	16,934,303	EUR	14,854,000	UBS AG	02/05/19	18,631
USD	5,954,721	GBP	4,656,000	JPMorgan Chase Bank N.A.	02/05/19	854

						69,526

EUR	203,000	USD	231,852	Nomura International PLC	12/05/18	(2,018)
EUR	326,000	USD	369,333	Nomura International PLC	12/05/18	(241)
EUR	14,854,000	USD	16,837,009	UBS AG	12/05/18	(19,519)
GBP	4,656,000	USD	5,934,072	JPMorgan Chase Bank N.A.	12/05/18	(909)
USD	89,224	EUR	79,000	Nomura International PLC	12/05/18	(219)
USD	90,226	EUR	80,000	Westpac Banking Corp.	12/05/18	(349)

						(23,255)

						$46,271

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	6	12/14/19	USD	942.86	USD	—	$—

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index, Series 31, Version 1	5.00%	Quarterly	12/20/23	B+	USD	48,331	$2,670,712	$3,226,524	$(555,812)

(a)	Using Standard & Poor’s ( S&P) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BB	EUR	50	$(8,814)	$(1,787)	$(7,027)
Telecom Italia SpA/Milano	1.00	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	30	(2,141)	(512)	(1,629)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	10	(1,987)	(934)	(1,053)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	10	(1,987)	(925)	(1,062)

29

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America N.A.	06/20/23	BB	EUR	9	$(1,838)	$(1,322)	$(516)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB	EUR	21	(4,123)	(2,796)	(1,327)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	5	(1,082)	(666)	(416)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB	EUR	9	(1,801)	(1,184)	(617)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	9	(1,802)	(1,186)	(616)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	4	(721)	(444)	(277)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	6	(1,151)	(681)	(470)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	44	(8,785)	(5,357)	(3,428)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	20	1,087	1,861	(774)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	2,716	4,928	(2,212)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	7	373	755	(382)
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	9	507	433	74
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	21	1,123	959	164
Thomas Cook Finance 2 PLC	5.00	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	50	(5,094)	6,052	(11,146)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	60	(13,283)	(9,611)	(3,672)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	170	(21,083)	(13,207)	(7,876)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	168	(6,065)	325	(6,390)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	478	(17,255)	4,659	(21,914)
Garfunkelux Holdco 2 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	9	(1,635)	(62)	(1,573)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	4	(712)	73	(785)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	16	(3,106)	316	(3,422)
Telecom Italia SpA/Milano	1.00	Quarterly	Barclays Bank PLC	12/20/23	BB+	EUR	52	(5,699)	(5,070)	(629)
Telecom Italia SpA/Milano	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	BB+	EUR	48	(5,357)	(5,037)	(320)
Tesco PLC	1.00	Quarterly	Citibank N.A.	12/20/23	BB+	EUR	50	(765)	(744)	(21)
Vougeot Bidco PLC	5.00	Quarterly	Citibank N.A.	12/20/23	B	EUR	15	2,000	1,551	449
Vougeot Bidco PLC	5.00	Quarterly	Citibank N.A.	12/20/23	B	EUR	36	4,667	3,580	1,087
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	B+	USD	185	(33,090)	(32,348)	(742)

								$(136,903)	$(58,381)	$(78,522)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

30

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx USDLiquid Leveraged Loans Total Return Index	Quarterly	3-Month LIBOR, 2.73%	Quarterly	Credit Suisse International	N/A	12/20/18	USD	9,800	$(136,399)	$—	$(136,399)
iBoxx USDLiquid Leveraged Loans Total Return Index	Quarterly	3-Month LIBOR, 2.73	Quarterly	Credit Suisse International	N/A	12/20/18	USD	9,805	(147,923)	—	(147,923)

									$(284,322)	$—	$(284,322)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi_annual report.

31

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

As of November 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$43,670,884	$—	$43,670,884
Common Stocks	944,479	98,841	2,537,354	3,580,674
Corporate Bonds	—	286,104,427	8,072,402	294,176,829
Floating Rate Loan Interests	—	561,746,974	40,320,565	602,067,539
Preferred Securities	—	6,920,893	—	6,920,893
Preferred Stock	326,826	—	—	326,826
Trust Preferred	1,510,085	—	—	1,510,085
Short-Term Investment Fund	1,321,342	—	—	1,321,342
Liabilities:
Investments:
Unfunded Floating Rate Loan Interests(a)	—	(980)	—	(980)

	$4,102,732	$898,541,039	$50,930,321	$953,574,092

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$1,774	$—	$1,774
Forward foreign currency contracts	—	69,526	—	69,526
Liabilities:
Credit contracts	—	(636,108)	—	(636,108)
Forward foreign currency contracts	—	(23,255)	—	(23,255)
Equity contracts	(2,523)	(284,322)	—	(286,845)
Interest rate contracts	(3,280)	—	—	(3,280)

	$(5,803)	$(872,385)	$—	$(878,188)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation).

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $278,000,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended November 30, 2018, there were no transfers between Level 1 and Level 2.

32

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Rights	Total
Assets:
Opening balance, as of February 28, 2018	$3,224,021	$725,000	$10,179,073	$40,446,123	$37,223	$54,611,440
Transfers into Level 3(a)	88,398	—	—	15,678,528	—	15,766,926
Transfers out of Level 3(b)	—	(425,000)	—	(12,297,245)	—	(12,722,245)
Accrued discounts/premiums	—	—	—	52,212	—	52,212
Net realized gain (loss)	—	(5,625)	—	(6,198)	26,135	14,312
Net change in unrealized appreciation (depreciation)(c)(d)	(1,409,912)	—	(2,305,812)	(1,035,134)	(37,223)	(4,788,081)
Purchases	634,847	—	199,141	20,033,598	—	20,867,586
Sales	—	(294,375)	—	(22,551,319)	(26,135)	(22,871,829)

Closing balance, as of November 30, 2018	2,537,354	—	8,072,402	40,320,565	—	50,930,321

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018	(2,305,814)	(1,409,900)	(834,055)	—	—	(4,549,769)

(a)

As of February 28, 2018, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2018, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of February 28, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $40,402,630. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$2,455,291	Market	EBITDA Multiple(a)	6.38x - 7.25x	6.88x
			Volatility(b)	33%	—
			Time to Exit(b)	0.4 years	—
Corporate Bonds	8,072,400	Market	EBITDA Multiple(a)	7.25x	—
			Volatility(a)	33%	—
			Time to Exit(a)	0.4 years	—

	$10,527,691

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

33

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 18, 2019